Loans from Third Parties (Details) - Schedule of loans from third parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	$ 511,082	$ 1,593,977
Sanya Guohong Municipal Projects Construction Co., Ltd.[Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		627,600
Changshu Tongjiang Engineering Co., Ltd. [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	134,370	219,660
Zhang Miao [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	149,300	156,900
Pen Jing [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		156,900
Chen Guo [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	63,182	66,399
Chai Guirong [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties	149,300	313,800
Hainan Boxinda Science Technology Partnership [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		52,718
Xu Liming [Member]
Loans from Third Parties (Details) - Schedule of loans from third parties [Line Items]
Loans from third parties		$ 14,930